INCOME TAXES (Narrative) (Details) MXN in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN
Statement [Line Items]
Income Taxes 1 | MXN		MXN 238.0
Income Taxes 2 | MXN		122.9
Income Taxes 3	$ 6,200
Income Taxes 4 | MXN		41.8
Income Taxes 5	2,100
Income Taxes 6 | MXN		17.7
Income Taxes 7	900
Income Taxes 8 | MXN		40.4
Income Taxes 9	2,000
Income Taxes 10 | MXN		23.0
Income Taxes 11	$ 1,200
Income Taxes 12 | MXN		MXN 123.0
Income Taxes 13	100.00%	100.00%
Income Taxes 14	50.00%	50.00%
Income Taxes 15 | MXN		MXN 5.6
Income Taxes 16	$ 300
Income Taxes 17 | MXN		MXN 8.5
Income Taxes 18	400
Income Taxes 19	595
Income Taxes 20	42
Income Taxes 21	595
Income Taxes 22	142,494
Income Taxes 23	122,515
Income Taxes 24	6,175
Income Taxes 25	5,053
Income Taxes 26	15,570
Income Taxes 27	$ 8,981